Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

	December 31, 2017	December 31, 2016
Accrued voyage expenses	$1,437	$1,369
Accrued loan interest	8,910	8,800
Accrued legal and professional fees	1,864	878
Total accrued expenses	$12,211	$11,047